Plan of Restructuring (Detail) - Restructuring cost by reportable segment (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segmented Restructuring Balance	$ 59	$ 73	$ 309
Segmented Restructuring Provision	10	164
Segmented Restructuring Payment and Other Adjustment	24	400
Digital Display Sales [Member]
Segmented Restructuring Provision		25
Segmented Restructuring Payment and Other Adjustment		25
Digital Display Lease and Maintenance [Member]
Segmented Restructuring Balance		73	309
Segmented Restructuring Provision		139
Segmented Restructuring Payment and Other Adjustment		$ 375